Summary of Capital Ratios for Bank (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jan. 21, 2011	Sep. 30, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2010 Bank
Regulatory Requirements [Line Items]
Total capital (to risk-weighted assets) Actual Amount				$ 12,326	$ 13,756	$ 21,219
Tier 1 capital (to risk-weighted assets) Actual Amount				9,489	10,860	18,072
Tier 1 capital (to average assets) Actual Amount				9,489	10,860	18,072
Total capital (to risk-weighted assets) Actual Ratio	5.50%	6.10%	12.00%	5.50%	6.10%	8.60%
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount					18,060	19,809
Tier 1 capital (to risk-weighted assets) Actual Ratio				4.20%	4.80%	7.30%
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio		8.00%			8.00%	8.00%
Tier 1 capital (to average assets) Actual Ratio	2.90%	3.30%	8.00%	2.90%	3.30%	5.40%
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount					22,575	24,761
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio		10.00%			10.00%	10.00%
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount					9,030	9,904
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio		4.00%			4.00%	4.00%
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount					13,545	14,857
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio		6.00%			6.00%	6.00%
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Amount					13,181	13,388
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Ratio		4.00%			4.00%	4.00%
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Amount					$ 16,477	$ 16,735
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Ratio		5.00%			5.00%	5.00%